Trade and other receivables (Schedule of detailed information about trade and other receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current
Trade receivables	$ 166,524	$ 107,787
Statutory receivables	31,191	28,445
Other receivables	6,366	4,967
Total current trade and other receivables	204,081	141,199
Non-current
Taxes receivable	16,084	16,941
Other receivables	0	1,627
Trade and other non-current receivables	16,084	18,568
Trade and other receivables	$ 220,165	$ 159,767